Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Global Investment Trust
Entity Central Index Key	0000916488
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class A
Trading Symbol	TEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$191	1.75%
[1]
Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Templeton Emerging Markets Small Cap Fund returned 18.29%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 16.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, consumer discretionary, financials and health care contributed to absolute returns.
↑	By country, India, Taiwan and the Philippines were the largest absolute contributors.
↑	Shares of Zomato, India’s largest online food delivery platform, performed on strong results for several quarters.

Top detractors from performance:
↓	By sector, real estate, materials and utilities were the largest detractors from absolute performance.
↓	By country, China, Brazil and the United Arab Emirates were absolute detractors.
↓	Daqo New Energy, a Chinese polysilicon producer, detracted as a decline in polysilicon prices weighed on its share price.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	18.29	7.67	4.00
Class A (with sales charge)	11.75	6.45	3.41
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Small Cap Index-NR	16.20	11.84	5.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 353,832,397
Holdings Count | $ / shares	88	[2]
Advisory Fees Paid, Amount	$ 4,328,251
Investment Company Portfolio Turnover	20.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$353,832,397
Total Number of Portfolio Holdings*	88
Total Management Fee Paid	$4,328,251
Portfolio Turnover Rate	20.02%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class C
Trading Symbol	TCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$272	2.50%
[3]
Expenses Paid, Amount	$ 272
Expense Ratio, Percent	2.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Templeton Emerging Markets Small Cap Fund returned 17.31%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 16.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, consumer discretionary, financials and health care contributed to absolute returns.
↑	By country, India, Taiwan and the Philippines were the largest absolute contributors.
↑	Shares of Zomato, India’s largest online food delivery platform, performed on strong results for several quarters.

Top detractors from performance:
↓	By sector, real estate, materials and utilities were the largest detractors from absolute performance.
↓	By country, China, Brazil and the United Arab Emirates were absolute detractors.
↓	Daqo New Energy, a Chinese polysilicon producer, detracted as a decline in polysilicon prices weighed on its share price.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	17.31	6.85	3.23
Class C (with sales charge)	16.31	6.85	3.23
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Small Cap Index-NR	16.20	11.84	5.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 353,832,397
Holdings Count | $ / shares	88	[4]
Advisory Fees Paid, Amount	$ 4,328,251
Investment Company Portfolio Turnover	20.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$353,832,397
Total Number of Portfolio Holdings*	88
Total Management Fee Paid	$4,328,251
Portfolio Turnover Rate	20.02%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class R
Trading Symbol	FTESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$218	2.00%
[5]
Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Templeton Emerging Markets Small Cap Fund returned 18.02%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 16.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, consumer discretionary, financials and health care contributed to absolute returns.
↑	By country, India, Taiwan and the Philippines were the largest absolute contributors.
↑	Shares of Zomato, India’s largest online food delivery platform, performed on strong results for several quarters.

Top detractors from performance:
↓	By sector, real estate, materials and utilities were the largest detractors from absolute performance.
↓	By country, China, Brazil and the United Arab Emirates were absolute detractors.
↓	Daqo New Energy, a Chinese polysilicon producer, detracted as a decline in polysilicon prices weighed on its share price.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R	18.02	7.40	3.75
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Small Cap Index-NR	16.20	11.84	5.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 353,832,397
Holdings Count | $ / shares	88	[6]
Advisory Fees Paid, Amount	$ 4,328,251
Investment Company Portfolio Turnover	20.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$353,832,397
Total Number of Portfolio Holdings*	88
Total Management Fee Paid	$4,328,251
Portfolio Turnover Rate	20.02%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Class R6
Trading Symbol	FTEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$161	1.47%
[7]
Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Templeton Emerging Markets Small Cap Fund returned 18.60%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 16.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, consumer discretionary, financials and health care contributed to absolute returns.
↑	By country, India, Taiwan and the Philippines were the largest absolute contributors.
↑	Shares of Zomato, India’s largest online food delivery platform, performed on strong results for several quarters.

Top detractors from performance:
↓	By sector, real estate, materials and utilities were the largest detractors from absolute performance.
↓	By country, China, Brazil and the United Arab Emirates were absolute detractors.
↓	Daqo New Energy, a Chinese polysilicon producer, detracted as a decline in polysilicon prices weighed on its share price.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	18.60	8.02	4.33
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Small Cap Index-NR	16.20	11.84	5.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 353,832,397
Holdings Count | $ / shares	88	[8]
Advisory Fees Paid, Amount	$ 4,328,251
Investment Company Portfolio Turnover	20.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$353,832,397
Total Number of Portfolio Holdings*	88
Total Management Fee Paid	$4,328,251
Portfolio Turnover Rate	20.02%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets Small Cap Fund
Class Name	Advisor Class
Trading Symbol	TEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$164	1.50%
[9]
Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Advisor Class shares of Templeton Emerging Markets Small Cap Fund returned 18.62%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 16.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, consumer discretionary, financials and health care contributed to absolute returns.
↑	By country, India, Taiwan and the Philippines were the largest absolute contributors.
↑	Shares of Zomato, India’s largest online food delivery platform, performed on strong results for several quarters.

Top detractors from performance:
↓	By sector, real estate, materials and utilities were the largest detractors from absolute performance.
↓	By country, China, Brazil and the United Arab Emirates were absolute detractors.
↓	Daqo New Energy, a Chinese polysilicon producer, detracted as a decline in polysilicon prices weighed on its share price.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	18.62	7.94	4.27
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Small Cap Index-NR	16.20	11.84	5.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 353,832,397
Holdings Count | $ / shares	88	[10]
Advisory Fees Paid, Amount	$ 4,328,251
Investment Company Portfolio Turnover	20.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$353,832,397
Total Number of Portfolio Holdings*	88
Total Management Fee Paid	$4,328,251
Portfolio Turnover Rate	20.02%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Series EM
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series EM
Class Name	Franklin Templeton SMACS: Series EM
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series EM for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series EM1	$0	0.00%
[11],[12]
Expenses Paid, Amount	$ 0	[11]
Expense Ratio, Percent	0.00%	[11]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Franklin Templeton SMACS: Series EM returned 20.33%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 15.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Information technology, financials and consumer discretionary sectors contributed to absolute returns
↑	By country, Taiwan, South Korea and India were the largest absolute contributors
↑	Taiwan Semiconductor Manufacturing contributed with solid results and an optimistic outlook over the period

Top detractors from performance:
↓	Materials, communication services and industrials sectors were the largest detractors
↓	By country, Brazil, Indonesia and Mexico were absolute detractors
↓	Samsung SDI, a South Korea-based lithium-ion battery manufacturer, detracted on investor concerns of weaker-than-expected growth in end-market demand for its products

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (10/20/2021)
Franklin Templeton SMACS: Series EM	20.33	-0.13
MSCI All Country World ex-U.S. Index-NR	18.21	2.18
MSCI Emerging Markets Index-NR	15.07	-3.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,023,163
Holdings Count | $ / shares	51	[13]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	34.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,023,163
Total Number of Portfolio Holdings*	51
Total Management Fee Paid	$0
Portfolio Turnover Rate	34.19%
[13]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[12]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[13]
*	Does not include derivatives, except purchased options, if any.